AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 89.0%
Affiliated Mutual Funds — 14.8%
AST Western Asset Core Plus Bond Portfolio*	4,154,995	$ 61,078,429
AST Western Asset Emerging Markets Debt Portfolio*	993,839	12,303,727

Total Affiliated Mutual Funds (cost $68,126,779)(w)		73,382,156
Common Stocks — 74.0%
Aerospace & Defense — 0.6%
Howmet Aerospace, Inc.	17,385	290,677
L3Harris Technologies, Inc.	6,982	1,185,823
Lockheed Martin Corp.	1,400	536,592
Northrop Grumman Corp.	3,211	1,013,038
		3,026,130
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.(a)	8,832	902,542
Cia de Distribucion Integral Logista Holdings SA (Spain)	35,285	605,334
Expeditors International of Washington, Inc.	9,216	834,233
Hyundai Glovis Co. Ltd. (South Korea)	1,800	221,274
Oesterreichische Post AG (Austria)(a)	20,000	673,199
		3,236,582
Auto Components — 0.8%
Bridgestone Corp. (Japan)	7,500	236,665
Hankook Tire & Technology Co. Ltd. (South Korea)	9,500	255,445
Lear Corp.	2,214	241,437
Magna International, Inc. (Canada)	23,000	1,052,450
S&T Motiv Co. Ltd. (South Korea)	32,711	1,423,664
Standard Motor Products, Inc.	9,808	437,927
Tupy SA (Brazil)*	125,800	393,356
		4,040,944
Automobiles — 0.5%
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	500,000	205,348
Ford Motor Co.	32,807	218,494
Kia Motors Corp. (South Korea)	47,000	1,884,154
		2,307,996
Banks — 3.0%
Aozora Bank Ltd. (Japan)	5,700	94,561
Associated Banc-Corp.	25,000	315,500
Bank Hapoalim BM (Israel)	41,519	222,309
Bank of America Corp.	54,363	1,309,605
Bank of Communications Co. Ltd. (China) (Class H Stock)	412,000	199,170
Bank of Nova Scotia (The) (Canada)	20,000	830,911
BAWAG Group AG (Austria), 144A*	20,000	722,595
Central Pacific Financial Corp.	6,252	84,840
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	355,000	137,733
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	313,500	164,802
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Citigroup, Inc.	23,916	$ 1,031,019
Citizens Financial Group, Inc.	11,830	299,062
City Holding Co.	4,857	279,812
Community Trust Bancorp, Inc.	9,965	281,611
Credicorp Ltd. (Peru)	4,700	582,753
DNB ASA (Norway)*	22,215	306,485
East West Bancorp, Inc.	3,759	123,070
Financial Institutions, Inc.	15,000	231,000
First Community Bankshares, Inc.	4,490	81,044
First Financial Corp.	946	29,704
First of Long Island Corp. (The)	8,210	121,590
Flushing Financial Corp.	27,086	284,945
Great Western Bancorp, Inc.	19,900	247,755
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)*	30,100	103,988
Hang Seng Bank Ltd. (Hong Kong)	23,100	341,776
Heritage Commerce Corp.	10,609	70,603
Independent Bank Corp.	8,079	101,553
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	556,000	290,055
ING Groep NV (Netherlands)*	38,584	274,089
Investors Bancorp, Inc.	5,596	40,627
Lloyds Banking Group PLC (United Kingdom)*	462,965	156,821
Midland States Bancorp, Inc.	3,570	45,875
National Bank of Pakistan (Pakistan)*	61,500	14,841
National Commercial Bank (Saudi Arabia)	110,080	1,093,611
NBT Bancorp, Inc.	15,200	407,664
Peoples Bancorp, Inc.	8,080	154,247
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	1,633,000	689,595
RHB Bank Bhd (Malaysia)	187,700	206,744
Sandy Spring Bancorp, Inc.	5,195	119,901
Signature Bank	1,503	124,734
Thanachart Capital PCL (Thailand), NVDR	175,000	161,533
Tisco Financial Group PCL (Thailand), NVDR	247,800	500,504
U.S. Bancorp	14,899	534,129
Washington Trust Bancorp, Inc.	11,516	353,081
Wells Fargo & Co.	30,000	705,300
Zions Bancorp NA	4,430	129,445
		14,602,592
Beverages — 0.0%
Suntory Beverage & Food Ltd. (Japan)	3,400	127,617
Biotechnology — 2.9%
AbbVie, Inc.	20,137	1,763,800
Agios Pharmaceuticals, Inc.*	520	18,200
Alkermes PLC*	1,446	23,960
Amgen, Inc.	12,929	3,286,034
Biogen, Inc.*	12,526	3,553,376
Gilead Sciences, Inc.	18,737	1,183,991
ImmunoGen, Inc.*	12,003	43,211
Ionis Pharmaceuticals, Inc.*	13,213	626,957
Novavax, Inc.*(a)	2,300	249,205
A1

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.*	915	$ 512,199
Ultragenyx Pharmaceutical, Inc.*(a)	10,510	863,817
Vertex Pharmaceuticals, Inc.*	7,295	1,985,115
Voyager Therapeutics, Inc.*	24,855	265,203
		14,375,068
Building Products — 0.5%
A.O. Smith Corp.	6,500	343,200
Apogee Enterprises, Inc.	18,500	395,345
Inwido AB (Sweden)*	56,136	572,834
Johnson Controls International PLC	29,378	1,200,091
		2,511,470
Capital Markets — 1.5%
Ameriprise Financial, Inc.	3,168	488,220
Bank of New York Mellon Corp. (The)	20,967	720,007
Cboe Global Markets, Inc.	6,600	579,084
Cohen & Steers, Inc.	2,478	138,124
E*TRADE Financial Corp.	5,150	257,757
Goldman Sachs Group, Inc. (The)	6,243	1,254,656
IG Group Holdings PLC (United Kingdom)	39,007	398,732
Invesco Ltd.	12,443	141,975
Lazard Ltd. (Class A Stock)	528	17,450
Morgan Stanley	25,563	1,235,971
Moscow Exchange MICEX-RTS PJSC (Russia)	400,000	755,467
State Street Corp.	8,755	519,434
T. Rowe Price Group, Inc.	7,435	953,316
		7,460,193
Chemicals — 0.8%
Advanced Emissions Solutions, Inc.	21,018	85,333
Celanese Corp.	4,736	508,883
CF Industries Holdings, Inc.	7,778	238,862
Eastman Chemical Co.	5,682	443,878
LyondellBasell Industries NV (Class A Stock)	12,985	915,313
Nutrien Ltd. (Canada)	20,000	784,199
PhosAgro PJSC (Russia), GDR	11,757	141,425
Sensient Technologies Corp.	7,647	441,538
Westlake Chemical Partners LP, MLP	20,219	379,106
		3,938,537
Commercial Services & Supplies — 0.4%
Ennis, Inc.	27,635	481,954
Healthcare Services Group, Inc.(a)	26,100	561,933
Herman Miller, Inc.	3,969	119,705
Knoll, Inc.	4,723	56,959
Matthews International Corp. (Class A Stock)	5,094	113,902
McGrath RentCorp	3,157	188,126
Republic Services, Inc.	848	79,161
Transcontinental, Inc. (Canada) (Class A Stock)(a)	19,400	239,522
		1,841,262
	Shares	Value

Common Stocks (continued)
Communications Equipment — 0.7%
AudioCodes Ltd. (Israel)	2,500	$ 78,650
Cisco Systems, Inc.	33,536	1,320,983
InterDigital, Inc.	2,447	139,626
Juniper Networks, Inc.	37,797	812,635
Motorola Solutions, Inc.	5,680	890,681
		3,242,575
Construction & Engineering — 0.6%
Argan, Inc.	11,900	498,729
China Communications Services Corp. Ltd. (China) (Class H Stock)	400,000	236,114
China Railway Group Ltd. (China) (Class H Stock)	436,000	205,968
Kyudenko Corp. (Japan)	30,000	865,143
Obayashi Corp. (Japan)	29,900	271,460
Primoris Services Corp.	5,444	98,210
Quanta Services, Inc.	646	34,148
Sanki Engineering Co. Ltd. (Japan)	75,000	822,057
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	114,000	42,517
		3,074,346
Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	39,000	270,373
Asia Cement Corp. (Taiwan)	186,000	267,609
China National Building Material Co. Ltd. (China) (Class H Stock)	124,000	158,006
HeidelbergCement AG (Germany)	7,330	448,544
LafargeHolcim Ltd. (Switzerland)*	25,000	1,137,187
		2,281,719
Consumer Finance — 0.4%
Ally Financial, Inc.	9,836	246,589
Credit Acceptance Corp.*(a)	171	57,907
Discover Financial Services	8,034	464,205
FirstCash, Inc.	9,500	543,495
OneMain Holdings, Inc.	3,605	112,656
Santander Consumer USA Holdings, Inc.	8,405	152,887
Synchrony Financial	14,684	384,280
		1,962,019
Containers & Packaging — 0.4%
International Paper Co.	19,900	806,746
Silgan Holdings, Inc.	26,640	979,553
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	70,000	133,269
		1,919,568
Distributors — 0.3%
Core-Mark Holding Co., Inc.	16,957	490,566
Inchcape PLC (United Kingdom)*	150,000	851,690
LKQ Corp.*	12,048	334,091
		1,676,347

A2

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Consumer Services — 0.3%
China Yuhua Education Corp. Ltd. (China), 144A	300,000	$ 258,181
H&R Block, Inc.	12,529	204,098
Service Corp. International	19,600	826,728
Strategic Education, Inc.	2,500	228,675
		1,517,682
Diversified Financial Services — 0.3%
Far East Horizon Ltd. (China)	280,000	228,077
Jefferies Financial Group, Inc.	7,151	128,718
Plus500 Ltd. (Israel)	41,904	849,145
REC Ltd. (India)	175,000	235,843
Voya Financial, Inc.	553	26,505
		1,468,288
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	54,324	1,548,777
BCE, Inc. (Canada)	8,285	343,583
China Telecom Corp. Ltd. (China) (Class H Stock)	600,000	180,168
China Tower Corp. Ltd. (China) (Class H Stock), 144A	1,300,000	226,808
China Unicom Hong Kong Ltd. (China)	350,000	229,972
CITIC Telecom International Holdings Ltd. (China)	3,696,000	1,184,352
Cogent Communications Holdings, Inc.	8,668	520,513
Deutsche Telekom AG (Germany)	27,700	462,953
GCI Liberty, Inc. (Class A Stock)*	1,013	83,026
Hellenic Telecommunications Organization SA (Greece)	12,452	179,149
HKT Trust & HKT Ltd. (Hong Kong)	202,000	268,482
KT Corp. (South Korea)	514	10,086
KT Corp. (South Korea), ADR	32,530	312,613
Nippon Telegraph & Telephone Corp. (Japan)	55,700	1,135,344
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,000,000	172,319
Verizon Communications, Inc.	39,654	2,359,017
		9,217,162
Electric Utilities — 1.1%
ALLETE, Inc.	1,759	91,011
American Electric Power Co., Inc.	1,543	126,109
CLP Holdings Ltd. (Hong Kong)	20,000	186,443
Duke Energy Corp.(a)	5,180	458,741
Evergy, Inc.	10,468	531,984
Exelon Corp.	3,780	135,173
IDACORP, Inc.	3,221	257,358
NextEra Energy, Inc.	1,165	323,357
OGE Energy Corp.	2,101	63,009
Pinnacle West Capital Corp.	3,232	240,946
PNM Resources, Inc.(a)	4,547	187,928
Portland General Electric Co.	22,123	785,366
Power Grid Corp. of India Ltd. (India)	102,571	226,324
Red Electrica Corp. SA (Spain)	14,462	270,845
Southern Co. (The)	7,488	405,999
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Tenaga Nasional Bhd (Malaysia)	462,145	$ 1,170,941
		5,461,534
Electrical Equipment — 0.8%
Chicony Power Technology Co. Ltd. (Taiwan)	32,601	74,991
Emerson Electric Co.	22,865	1,499,258
GrafTech International Ltd.	100,000	684,000
Powell Industries, Inc.	1,354	32,672
Regal Beloit Corp.	1,582	148,502
Signify NV (Netherlands), 144A*	34,711	1,287,311
		3,726,734
Electronic Equipment, Instruments & Components — 1.6%
ALSO Holding AG (Switzerland)*	3,208	847,981
Arrow Electronics, Inc.*	3,438	270,433
Avnet, Inc.	14,200	366,928
Codan Ltd. (Australia)	96,233	763,254
Dolby Laboratories, Inc. (Class A Stock)	8,971	594,598
Hollysys Automation Technologies Ltd. (China)	20,000	221,000
Hon Hai Precision Industry Co. Ltd. (Taiwan)	147,000	395,097
Jabil, Inc.	5,535	189,629
National Instruments Corp.	9,900	353,430
Nippon Electric Glass Co. Ltd. (Japan)	10,500	195,795
Ryosan Co. Ltd. (Japan)	42,300	846,539
Synnex Technology International Corp. (Taiwan)	748,000	1,070,962
TE Connectivity Ltd.	17,701	1,730,096
Tripod Technology Corp. (Taiwan)	41,000	157,202
Zhen Ding Technology Holding Ltd. (Taiwan)	33,000	144,876
		8,147,820
Energy Equipment & Services — 0.1%
Core Laboratories NV	3,314	50,571
Hoegh LNG Partners LP (Bermuda)(a)	40,400	428,644
National Oilwell Varco, Inc.	9,229	83,615
		562,830
Entertainment — 0.4%
Activision Blizzard, Inc.	13,000	1,052,350
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	942	31,566
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	1,381	50,089
Lions Gate Entertainment Corp. (Class B Stock)*	960	8,371
Madison Square Garden Entertainment Corp.*	1,505	103,077
Madison Square Garden Sports Corp.*	1,945	292,684
NetEase, Inc. (China), ADR	500	227,335
Walt Disney Co. (The)	2,045	253,744

A3

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Entertainment (cont’d.)
World Wrestling Entertainment, Inc. (Class A Stock)(a)	1,882	$ 76,165
		2,095,381
Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexander’s, Inc.	1,682	412,460
Concentradora Fibra Danhos SA de CV (Mexico)	642,400	587,447
CorEnergy Infrastructure Trust, Inc.	3,459	20,200
CubeSmart	28,381	916,990
Easterly Government Properties, Inc.	20,700	463,887
Extra Space Storage, Inc.(a)	8,324	890,585
First Real Estate Investment Trust (Singapore)	617,000	196,956
Four Corners Property Trust, Inc.	7,124	182,303
Ichigo Office REIT Investment Corp. (Japan)	661	479,814
Industrial Logistics Properties Trust	9,818	214,720
Life Storage, Inc.	8,247	868,162
LTC Properties, Inc.	2,194	76,483
Macquarie Mexico Real Estate Management SA de CV (Mexico), 144A	430,100	526,744
MGM Growth Properties LLC (Class A Stock)	16,541	462,817
National Health Investors, Inc.	2,440	147,059
New Senior Investment Group, Inc.	23,795	95,180
Premier Investment Corp. (Japan)	316	367,013
PS Business Parks, Inc.	403	49,323
RPT Realty	30,000	163,200
Slate Grocery REIT (Canada)	144,200	1,137,096
Uniti Group, Inc.	13,700	144,329
WPT Industrial Real Estate Investment Trust (Canada)	70,300	893,035
Xenia Hotels & Resorts, Inc.	5,782	50,766
		9,346,569
Food & Staples Retailing — 3.3%
Andersons, Inc. (The)	24,400	467,748
BIM Birlesik Magazalar A/S (Turkey)	24,254	219,013
BJ’s Wholesale Club Holdings, Inc.*	15,761	654,870
Casey’s General Stores, Inc.	519	92,200
Empire Co. Ltd. (Canada) (Class A Stock)	50,576	1,468,035
George Weston Ltd. (Canada)	13,700	1,007,373
GS Retail Co. Ltd. (South Korea)	22,470	643,251
ICA Gruppen AB (Sweden)	20,845	1,060,270
Ingles Markets, Inc. (Class A Stock)	13,739	522,632
Koninklijke Ahold Delhaize NV (Netherlands)	48,886	1,448,084
Kroger Co. (The)	35,406	1,200,617
Lawson, Inc. (Japan)	20,900	997,456
Life Corp. (Japan)	30,600	1,412,317
Loblaw Cos. Ltd. (Canada)	24,000	1,256,821
President Chain Store Corp. (Taiwan)	26,000	236,596
Seven & i Holdings Co. Ltd. (Japan)	9,900	306,108
SpartanNash Co.	26,301	430,021
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Sysco Corp.	4,431	$ 275,697
Walgreens Boots Alliance, Inc.	20,000	718,400
Walmart, Inc.	12,282	1,718,375
		16,135,884
Food Products — 1.9%
Almarai Co. JSC (Saudi Arabia)	14,812	209,304
B&G Foods, Inc.(a)	17,587	488,391
Dali Foods Group Co. Ltd. (China), 144A	1,338,500	823,787
Darling Ingredients, Inc.*	6,421	231,349
Flowers Foods, Inc.	39,922	971,302
Fresh Del Monte Produce, Inc.	12,900	295,668
General Mills, Inc.	11,600	715,488
Hershey Co. (The)	5,718	819,618
Indofood Sukses Makmur Tbk PT (Indonesia)	289,700	139,332
Ingredion, Inc.	1,666	126,083
J.M. Smucker Co. (The)(a)	9,203	1,063,131
JBS SA	27,900	102,789
John B. Sanfilippo & Son, Inc.	3,704	279,208
Nestle SA (Switzerland)	5,237	621,822
Standard Foods Corp. (Taiwan)	444,000	935,679
Tingyi Cayman Islands Holding Corp. (China)	150,000	264,739
Tyson Foods, Inc. (Class A Stock)	4,040	240,299
Uni-President China Holdings Ltd. (China)	493,000	453,810
Uni-President Enterprises Corp. (Taiwan)	182,720	394,633
Want Want China Holdings Ltd. (China)	250,000	175,002
		9,351,434
Gas Utilities — 0.4%
Enagas SA (Spain)	15,524	357,523
Kunlun Energy Co. Ltd. (China)	232,000	153,484
ONE Gas, Inc.	738	50,930
Petronas Gas Bhd (Malaysia)	265,700	1,052,679
Spire, Inc.	4,000	212,800
Suburban Propane Partners LP, MLP	7,860	127,961
		1,955,377
Health Care Equipment & Supplies — 1.2%
Coloplast A/S (Denmark) (Class B Stock)	8,038	1,268,605
DiaSorin SpA (Italy)	6,455	1,299,140
LeMaitre Vascular, Inc.	2,883	93,784
Medtronic PLC	7,413	770,359
Pacific Hospital Supply Co. Ltd. (Taiwan)	380,512	927,329
ResMed, Inc.	606	103,887
TaiDoc Technology Corp. (Taiwan)	158,000	1,056,091
West Pharmaceutical Services, Inc.	1,900	522,310
		6,041,505
Health Care Providers & Services — 3.5%
AmerisourceBergen Corp.	9,514	922,097

A4

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Anthem, Inc.	903	$ 242,537
Australian Pharmaceutical Industries Ltd. (Australia)	1,286,774	970,946
Cardinal Health, Inc.	12,716	597,016
Chemed Corp.	1,907	916,027
CVS Health Corp.	21,326	1,245,438
DaVita, Inc.*(a)	5,995	513,472
EBOS Group Ltd. (New Zealand)	75,000	1,216,548
Encompass Health Corp.	2,808	182,464
Ensign Group, Inc. (The)	10,000	570,600
Galenica AG (Switzerland), 144A	16,538	1,151,669
Guardant Health, Inc.*	5,060	565,607
Henry Schein, Inc.*	5,694	334,693
Humana, Inc.	1,000	413,890
McKesson Corp.	4,788	713,077
Molina Healthcare, Inc.*	2,141	391,889
Owens & Minor, Inc.	60,700	1,524,177
Patterson Cos., Inc.(a)	7,221	174,062
Quest Diagnostics, Inc.	1,010	115,635
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	533,200	896,654
Sinopharm Group Co. Ltd. (China) (Class H Stock)	14,600	30,996
UnitedHealth Group, Inc.	11,513	3,589,408
		17,278,902
Health Care Technology — 0.1%
Computer Programs & Systems, Inc.	4,666	128,828
Simulations Plus, Inc.	7,100	535,056
		663,884
Hotels, Restaurants & Leisure — 0.8%
Bloomin’ Brands, Inc.(a)	8,057	123,030
Brinker International, Inc.(a)	4,804	205,227
Cheesecake Factory, Inc. (The)(a)	15,000	416,100
Cracker Barrel Old Country Store, Inc.	1,136	130,254
Domino’s Pizza, Inc.	2,700	1,148,256
Jack in the Box, Inc.	2,387	189,313
MGM Resorts International	19,254	418,775
Papa John’s International, Inc.	5,400	444,312
Ruth’s Hospitality Group, Inc.	4,653	51,462
Yum China Holdings, Inc. (China)	17,800	942,510
		4,069,239
Household Durables — 1.8%
D.R. Horton, Inc.	12,816	969,274
Ethan Allen Interiors, Inc.	8,638	116,959
JM AB (Sweden)	41,251	1,283,170
La-Z-Boy, Inc.	4,908	155,240
Lennar Corp. (Class A Stock)	9,076	741,328
McCarthy & Stone PLC (United Kingdom), 144A*	801,956	727,295
Meritage Homes Corp.*	1,098	121,208
Mohawk Industries, Inc.*	2,656	259,199
Newell Brands, Inc.	45,000	772,200
Nien Made Enterprise Co. Ltd. (Taiwan)	13,000	155,560
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
PulteGroup, Inc.	12,827	$ 593,762
Sekisui House Ltd. (Japan)	45,000	793,882
Sony Corp. (Japan)	20,000	1,527,725
Tempur Sealy International, Inc.*	2,021	180,253
Toll Brothers, Inc.	5,006	243,592
TopBuild Corp.*	1,308	223,263
		8,863,910
Household Products — 0.9%
Church & Dwight Co., Inc.	10,032	940,099
Clorox Co. (The)(a)	4,700	987,799
Kimberly-Clark Corp.	404	59,654
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	315,700	498,861
Procter & Gamble Co. (The)	10,528	1,463,287
WD-40 Co.	2,700	511,137
		4,460,837
Independent Power & Renewable Electricity Producers — 0.4%
Aboitiz Power Corp. (Philippines)	194,200	102,793
AES Gener SA (Chile)	1,578,148	243,236
Brookfield Renewable Corp. (Class A Stock)	5,927	347,322
CGN Power Co. Ltd. (China) (Class H Stock), 144A	1,103,000	227,319
Clearway Energy, Inc. (Class A Stock)	1,049	25,910
Colbun SA (Chile)	1,179,972	190,734
Polaris Infrastructure, Inc. (Canada)	80,300	823,172
		1,960,486
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	6,900	844,353
CITIC Ltd. (China)	320,000	236,626
		1,080,979
Insurance — 3.7%
AIA Group Ltd. (Hong Kong)	190,000	1,883,512
Allianz SE (Germany)	3,324	637,585
Allstate Corp. (The)	12,312	1,159,052
American Financial Group, Inc.	8,800	589,424
AMERISAFE, Inc.	6,800	390,048
Argo Group International Holdings Ltd.	724	24,927
Assurant, Inc.	7,900	958,349
Axis Capital Holdings Ltd.	8,638	380,418
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	100,000	285,172
CNO Financial Group, Inc.	5,027	80,633
Direct Line Insurance Group PLC (United Kingdom)	103,949	361,640
Employers Holdings, Inc.	17,592	532,158
Everest Re Group Ltd.	3,493	690,007
First American Financial Corp.	2,798	142,446
Hannover Rueck SE (Germany)	1,448	223,712
Hanover Insurance Group, Inc. (The)	6,445	600,545
Hartford Financial Services Group, Inc. (The)	16,458	606,642

A5

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Hastings Group Holdings PLC (United Kingdom), 144A	477,600	$ 1,554,979
HCI Group, Inc.(a)	7,874	388,110
Horace Mann Educators Corp.	9,711	324,347
Liberty Holdings Ltd. (South Africa)	16,976	57,643
Medibank Private Ltd. (Australia)	460,000	830,461
Mercury General Corp.	30,942	1,280,071
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,007	507,997
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	758,000	225,874
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	250,000	175,521
Primerica, Inc.	1,080	122,191
Progressive Corp. (The)	10,664	1,009,561
RenaissanceRe Holdings Ltd. (Bermuda)	1,400	237,636
RLI Corp.	4,400	368,412
Safety Insurance Group, Inc.	6,144	424,489
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	727	112,875
Stewart Information Services Corp.	5,254	229,757
Talanx AG (Germany)	7,770	250,299
Travelers Cos., Inc. (The)	8,200	887,158
		18,533,651
Interactive Media & Services — 0.4%
Twitter, Inc.*	47,470	2,112,415
Internet & Direct Marketing Retail — 0.4%
eBay, Inc.	26,487	1,379,973
PetMed Express, Inc.(a)	17,741	560,970
Qurate Retail, Inc. (Class A Stock)	11,422	82,010
		2,022,953
IT Services — 2.4%
Amdocs Ltd.	17,527	1,006,225
Atos SE (France)*	11,000	885,916
Booz Allen Hamilton Holding Corp.(a)	11,620	964,228
Computacenter PLC (United Kingdom)	50,000	1,528,892
CSG Systems International, Inc.	13,833	566,461
EVERTEC, Inc. (Puerto Rico)	6,433	223,290
Hackett Group, Inc. (The)	42,024	469,828
Infosys Ltd. (India)	142,000	1,961,447
International Business Machines Corp.	808	98,309
Kanematsu Electronics Ltd. (Japan)	23,000	934,716
ManTech International Corp. (Class A Stock)	7,400	509,712
MAXIMUS, Inc.	6,100	417,301
NIC, Inc.	24,867	489,880
Science Applications International Corp.	5,677	445,190
Tech Mahindra Ltd. (India)	20,000	215,538
TTEC Holdings, Inc.	9,032	492,696
Western Union Co. (The)	40,609	870,251
		12,079,880
	Shares	Value

Common Stocks (continued)
Leisure Products — 0.2%
Johnson Outdoors, Inc. (Class A Stock)	5,200	$ 425,828
Sturm Ruger & Co., Inc.(a)	6,100	373,076
		798,904
Life Sciences Tools & Services — 0.1%
Luminex Corp.(a)	21,700	569,625
Machinery — 0.7%
Caterpillar, Inc.	3,463	516,507
Cummins, Inc.	5,796	1,223,883
Douglas Dynamics, Inc.	11,975	409,545
Hyster-Yale Materials Handling, Inc.(a)	1,729	64,232
Pentair PLC	12,510	572,583
Timken Co. (The)	2,579	139,833
Wabash National Corp.(a)	35,000	418,600
		3,345,183
Marine — 0.4%
D/S Norden A/S (Denmark)	77,099	1,250,528
Golden Ocean Group Ltd. (Norway)	105,300	402,246
Scorpio Bulkers, Inc.	13,834	195,889
		1,848,663
Media — 2.0%
AMC Networks, Inc. (Class A Stock)*(a)	23,619	583,625
Astro Malaysia Holdings Bhd (Malaysia)	1,186,500	220,806
Cogeco Communications, Inc. (Canada)	15,200	1,246,433
Comcast Corp. (Class A Stock)	63,306	2,928,536
Discovery, Inc. (Class A Stock)*(a)	51,596	1,123,245
Discovery, Inc. (Class C Stock)*	13,237	259,445
Interpublic Group of Cos., Inc. (The)	40,000	666,800
John Wiley & Sons, Inc. (Class A Stock)	12,600	399,546
KT Skylife Co. Ltd. (South Korea)	25,000	199,054
Liberty Broadband Corp. (Class A Stock)*	1,947	276,104
Liberty Broadband Corp. (Class C Stock)*	3,478	496,902
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	4,073	135,101
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	8,233	272,348
MSG Networks, Inc. (Class A Stock)*	7,303	69,890
Omnicom Group, Inc.(a)	15,500	767,250
Reach PLC (United Kingdom)*	433,056	432,448
ViacomCBS, Inc. (Class B Stock)	1,356	37,982
		10,115,515
Metals & Mining — 0.9%
China Hongqiao Group Ltd. (China)	300,000	188,148
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	190,948	234,152
Evolution Mining Ltd. (Australia)	200,000	826,110
Freeport-McMoRan, Inc.	53,210	832,204
Kaiser Aluminum Corp.	1,348	72,239

A6

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Nucor Corp.	4,910	$ 220,263
POSCO (South Korea)	319	53,259
Reliance Steel & Aluminum Co.	7,000	714,280
Schnitzer Steel Industries, Inc. (Class A Stock)	2,003	38,518
Steel Dynamics, Inc.	29,088	832,789
Warrior Met Coal, Inc.	14,491	247,506
		4,259,468
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Anworth Mortgage Asset Corp.	55,100	90,364
Apollo Commercial Real Estate Finance, Inc.	6,814	61,394
Arbor Realty Trust, Inc.	12,256	140,576
Ares Commercial Real Estate Corp.	11,790	107,760
Blackstone Mortgage Trust, Inc. (Class A Stock)	5,135	112,816
Cherry Hill Mortgage Investment Corp.	7,266	65,249
Chimera Investment Corp.	74,000	606,800
Great Ajax Corp.(a)	29,897	247,846
Invesco Mortgage Capital, Inc.(a)	10,625	28,794
New Residential Investment Corp.	5,203	41,364
Redwood Trust, Inc.	12,170	91,518
TPG RE Finance Trust, Inc.	11,110	93,991
		1,688,472
Multiline Retail — 0.6%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	2,233	224,918
Dollar General Corp.	6,000	1,257,720
Target Corp.	8,311	1,308,318
		2,790,956
Multi-Utilities — 0.6%
Black Hills Corp.	2,648	141,641
Canadian Utilities Ltd. (Canada) (Class A Stock)	29,500	703,631
Consolidated Edison, Inc.	11,600	902,480
NorthWestern Corp.	11,192	544,379
Public Service Enterprise Group, Inc.	8,500	466,735
Unitil Corp.	6,095	235,511
		2,994,377
Oil, Gas & Consumable Fuels — 2.2%
Alliance Resource Partners LP, MLP	6,377	17,664
Arch Resources, Inc.	2,006	85,215
BP Midstream Partners LP, MLP	44,649	442,472
Cabot Oil & Gas Corp.(a)	25,039	434,677
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	653,776	1,183,309
ConocoPhillips	33,762	1,108,744
Continental Resources, Inc.(a)	14,214	174,548
COSCO SHIPPING Energy Transportation Co. Ltd. (China) (Class H Stock)	2,352,000	974,417
CVR Energy, Inc.	10,824	134,001
Delek US Holdings, Inc.	4,451	49,540
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
DHT Holdings, Inc.	80,000	$ 412,800
Energy Transfer LP, MLP	20,500	111,110
Euronav NV (Belgium)	70,000	621,028
Holly Energy Partners LP, MLP	38,400	465,792
Itochu Enex Co. Ltd. (Japan)	100,000	921,317
KNOT Offshore Partners LP (United Kingdom), MLP	13,916	179,516
MPLX LP, MLP	46,400	730,336
OMV AG (Austria)*	30,000	822,548
Ovintiv, Inc.(a)	3,372	27,516
Semirara Mining & Power Corp. (Philippines)	382,020	78,936
Shell Midstream Partners LP, MLP(a)	31,152	294,698
TC PipeLines LP, MLP	31,123	796,126
Teekay LNG Partners LP (Bermuda)	46,400	487,200
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*(a)	23,100	250,404
Tsakos Energy Navigation Ltd. (Greece)	12,898	102,152
Valero Energy Corp.	4,015	173,930
		11,079,996
Paper & Forest Products — 0.3%
Hansol Paper Co. Ltd. (South Korea)	11,536	137,603
Mercer International, Inc. (Germany)	26,872	177,355
Mondi PLC (United Kingdom)	50,000	1,053,250
Nine Dragons Paper Holdings Ltd. (Hong Kong)	200,000	253,413
Schweitzer-Mauduit International, Inc.	1,632	49,597
		1,671,218
Personal Products — 0.2%
Chlitina Holding Ltd. (China)	13,000	82,124
Hengan International Group Co. Ltd. (China)	19,500	142,598
Unilever NV (United Kingdom)	11,077	668,140
		892,862
Pharmaceuticals — 3.8%
Bausch Health Cos., Inc.*	8,323	129,339
Bristol-Myers Squibb Co.	22,265	1,342,357
China Medical System Holdings Ltd. (China)	727,000	806,317
Consun Pharmaceutical Group Ltd. (China)	145,000	62,831
Dr. Reddy’s Laboratories Ltd. (India), ADR	3,383	235,321
Eli Lilly & Co.	9,326	1,380,435
Johnson & Johnson	19,516	2,905,542
Merck & Co., Inc.	25,537	2,118,294
Novartis AG (Switzerland)	24,975	2,165,107
Novo Nordisk A/S (Denmark) (Class B Stock)	27,510	1,901,224
Pfizer, Inc.	50,135	1,839,955
Phibro Animal Health Corp. (Class A Stock)	9,652	167,945
Roche Holding AG (Switzerland)	7,164	2,453,994

A7

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Sanofi (France)	9,179	$ 917,709
Shionogi & Co. Ltd. (Japan)	4,700	251,498
		18,677,868
Professional Services — 0.6%
Barrett Business Services, Inc.	2,767	145,102
CRA International, Inc.	4,303	161,233
Exponent, Inc.	6,747	485,987
Kelly Services, Inc. (Class A Stock)	15,192	258,872
Kforce, Inc.	11,600	373,172
ManpowerGroup, Inc.	2,321	170,199
Resources Connection, Inc.	39,715	458,708
Wolters Kluwer NV (Netherlands)	12,000	1,023,869
		3,077,142
Real Estate Management & Development — 0.5%
China Vanke Co. Ltd. (China) (Class H Stock)	62,000	191,112
Daito Trust Construction Co. Ltd. (Japan)	10,800	956,945
Huaku Development Co. Ltd. (Taiwan)	299,000	893,273
Hysan Development Co. Ltd. (Hong Kong)	72,300	217,232
K Wah International Holdings Ltd. (Hong Kong)	77,000	37,161
Shenzhen Investment Ltd. (China)	550,000	161,536
Yuexiu Property Co. Ltd. (China)	1,290,000	252,715
		2,709,974
Road & Rail — 0.1%
Werner Enterprises, Inc.	11,400	478,686
Semiconductors & Semiconductor Equipment — 3.5%
Broadcom, Inc.	7,587	2,764,096
Camtek Ltd. (Israel)*	19,100	293,758
Cree, Inc.*	24,267	1,546,779
Intel Corp.	80,844	4,186,102
Maxim Integrated Products, Inc.	3,681	248,872
Novatek Microelectronics Corp. (Taiwan)	90,000	831,035
Power Integrations, Inc.	10,700	592,780
Powertech Technology, Inc. (Taiwan)	39,000	117,035
QUALCOMM, Inc.	12,879	1,515,601
Sitronix Technology Corp. (Taiwan)	34,000	154,422
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	47,600	719,127
Texas Instruments, Inc.	9,759	1,393,488
United Microelectronics Corp. (Taiwan)	1,901,000	1,888,654
Xilinx, Inc.	9,300	969,432
		17,221,181
Software — 3.8%
American Software, Inc. (Class A Stock)	16,406	230,340
Autodesk, Inc.*	7,790	1,799,568
Cerence, Inc.*(a)	17,321	846,477
Citrix Systems, Inc.	18,829	2,592,942
FireEye, Inc.*(a)	34,850	430,223
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
J2 Global, Inc.*(a)	408	$ 28,242
Microsoft Corp.	22,000	4,627,260
NortonLifeLock, Inc.	31,900	664,796
Nuance Communications, Inc.*	55,223	1,832,851
Open Text Corp. (Canada), (NYSE)	20,676	873,354
Open Text Corp. (Canada), (XTSE)	23,000	972,130
Oracle Corp.	35,338	2,109,679
Progress Software Corp.	13,412	491,952
Software AG (Germany)	12,730	626,642
Xperi Holding Corp.	44,586	512,293
		18,638,749
Specialty Retail — 1.5%
Aaron’s, Inc.	3,253	184,283
Advance Auto Parts, Inc.	323	49,581
American Eagle Outfitters, Inc.(a)	7,103	105,195
DCM Holdings Co. Ltd. (Japan)	112,000	1,542,221
Dick’s Sporting Goods, Inc.	305	17,653
Home Depot, Inc. (The)	4,000	1,110,840
K’s Holdings Corp. (Japan)	89,300	1,204,290
Lithia Motors, Inc. (Class A Stock)	1,526	347,836
Luk Fook Holdings International Ltd. (Hong Kong)	550,000	1,337,624
Murphy USA, Inc.*	1,146	146,997
Penske Automotive Group, Inc.	2,483	118,340
Petrobras Distribuidora SA (Brazil)	16,200	58,645
Rent-A-Center, Inc.	8,111	242,438
Topsports International Holdings Ltd. (China), 144A	150,000	208,969
Tractor Supply Co.	6,900	989,046
		7,663,958
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	40,000	4,632,400
Asustek Computer, Inc. (Taiwan)	35,000	307,509
Chicony Electronics Co. Ltd. (Taiwan)	392,000	1,144,985
Hewlett Packard Enterprise Co.	20,000	187,400
HP, Inc.	49,200	934,308
Lenovo Group Ltd. (China)	400,000	265,361
Lite-On Technology Corp. (Taiwan)	826,000	1,319,205
NetApp, Inc.	18,505	811,259
Quanta Computer, Inc. (Taiwan)	112,000	294,079
Samsung Electronics Co. Ltd. (South Korea)	75,000	3,728,749
Seagate Technology PLC(a)	56,953	2,806,074
Western Digital Corp.	34,041	1,244,199
		17,675,528
Textiles, Apparel & Luxury Goods — 0.5%
Formosa Taffeta Co. Ltd. (Taiwan)	248,000	268,736
Hanesbrands, Inc.	13,803	217,397
Li Ning Co. Ltd. (China)	43,000	202,140
MC Group PCL (Thailand), NVDR	750,000	231,503
Oxford Industries, Inc.(a)	1,962	79,186
Pandora A/S (Denmark)	9,969	713,633

A8

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Stella International Holdings Ltd. (Hong Kong)	900,000	$ 883,055
		2,595,650
Thrifts & Mortgage Finance — 0.3%
Federal Agricultural Mortgage Corp. (Class C Stock)	2,528	160,933
Genworth MI Canada, Inc. (Canada)	24,400	632,745
Northwest Bancshares, Inc.	13,876	127,659
PennyMac Financial Services, Inc.	338	19,645
Waterstone Financial, Inc.	30,692	475,419
		1,416,401
Tobacco — 0.9%
Altria Group, Inc.	30,500	1,178,520
Gudang Garam Tbk PT (Indonesia)*	22,500	60,610
Imperial Brands PLC (United Kingdom)	19,163	338,113
ITC Ltd. (India)	107,718	251,047
Japan Tobacco, Inc. (Japan)	9,500	173,279
KT&G Corp. (South Korea)	9,963	700,338
Philip Morris International, Inc.	3,453	258,940
Scandinavian Tobacco Group A/S (Denmark), 144A	56,209	833,544
Vector Group Ltd.	51,473	498,773
		4,293,164
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	2,310	127,281
Marubeni Corp. (Japan)	31,200	176,873
MSC Industrial Direct Co., Inc. (Class A Stock)	16,637	1,052,789
Sumitomo Corp. (Japan)	26,500	317,681
Systemax, Inc.	21,268	509,156
United Rentals, Inc.*(a)	2,804	489,298
		2,673,078
Transportation Infrastructure — 0.2%
Enav SpA (Italy), 144A	200,000	759,511
Yuexiu Transport Infrastructure Ltd. (China)	490,000	285,587
		1,045,098
Wireless Telecommunication Services — 1.3%
China Mobile Ltd. (China)	226,000	1,453,184
Globe Telecom, Inc. (Philippines)	5,735	246,159
KDDI Corp. (Japan)	31,400	791,699
NTT DOCOMO, Inc. (Japan)	49,000	1,806,828
Orange Belgium SA (Belgium)	50,000	810,286
Shenandoah Telecommunications Co.	5,000	222,175
SoftBank Corp. (Japan)(a)	68,900	770,184
Telephone & Data Systems, Inc.	10,410	191,960
		6,292,475

Total Common Stocks (cost $347,967,091)		366,294,492
	Shares	Value

Exchange-Traded Fund — 0.1%
iShares Russell 2000 ETF(a)	3,500	$ 524,265
(cost $510,114)
Preferred Stocks — 0.1%
Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	22,300	172,892
Oil, Gas & Consumable Fuels — 0.1%
Surgutneftegas PJSC (Russia) (PRFC)	362,600	183,124
Transneft PJSC (Russia) (PRFC)*	34	65,214
		248,338

Total Preferred Stocks (cost $485,340)		421,230

Total Long-Term Investments (cost $417,089,324)		440,622,143
Short-Term Investments — 13.5%
Affiliated Mutual Funds — 13.3%
PGIM Core Ultra Short Bond Fund(w)	47,655,162	47,655,162
PGIM Institutional Money Market Fund (cost $18,224,091; includes $18,219,509 of cash collateral for securities on loan)(b)(w)	18,226,441	18,222,796

Total Affiliated Mutual Funds (cost $65,879,253)		65,877,958
Unaffiliated Fund — 0.2%
Fidelity Investments Money Market Funds - Treasury Only Portfolio	714,882	714,882
(cost $714,882)

Total Short-Term Investments (cost $66,594,135)		66,592,840

TOTAL INVESTMENTS—102.5% (cost $483,683,459)		507,214,983

Liabilities in excess of other assets(z) — (2.5)%		(12,317,875)

Net Assets — 100.0%		$ 494,897,108

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
LP	Limited Partnership
MICEX	Moscow Interbank Currency Exchange
MLP	Master Limited Partnership
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
RTS	Russian Trading System
S&P	Standard & Poor’s

A9

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
XTSE	Toronto Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,694,822; cash collateral of $18,219,509 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
323	S&P 500 E-Mini Index	Dec. 2020	$54,134,800	$339,411
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A10